Schedule of Investments (unaudited)
February 28, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 10.8%
Diversified Telecommunication Services — 0.8%
AT&T Inc.	93,032	$2,550,007
Entertainment — 2.0%
Electronic Arts Inc.	12,229	1,579,009
Netflix Inc.	4,815	4,721,396 *
Total Entertainment		6,300,405
Interactive Media & Services — 7.7%
Alphabet Inc., Class A Shares	43,500	7,407,180
Alphabet Inc., Class C Shares	37,869	6,521,799
Meta Platforms Inc., Class A Shares	16,064	10,733,965
Total Interactive Media & Services		24,662,944
Media — 0.3%
Comcast Corp., Class A Shares	30,425	1,091,649

Total Communication Services		34,605,005
Consumer Discretionary — 11.5%
Automobiles — 2.0%
General Motors Co.	42,687	2,097,212
Tesla Inc.	14,315	4,194,009 *
Total Automobiles		6,291,221
Broadline Retail — 3.9%
Amazon.com Inc.	51,923	11,022,214 *
eBay Inc.	22,774	1,474,389
Total Broadline Retail		12,496,603
Diversified Consumer Services — 0.4%
H&R Block Inc.	24,445	1,332,497
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings Inc.	696	3,491,143
Household Durables — 0.3%
PulteGroup Inc.	10,949	1,130,813
Specialty Retail — 3.5%
Dick’s Sporting Goods Inc.	8,419	1,895,117
Gap Inc.	76,215	1,723,221
Home Depot Inc.	4,269	1,693,086
Lowe’s Cos. Inc.	10,049	2,498,583
TJX Cos. Inc.	18,332	2,287,100
Ulta Beauty Inc.	2,854	1,045,592 *
Total Specialty Retail		11,142,699
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	14,947	1,118,633

Total Consumer Discretionary		37,003,609
Consumer Staples — 7.8%
Beverages — 1.0%
Boston Beer Co. Inc., Class A Shares	1,768	430,985 *
Coca-Cola Co.	20,964	1,492,847
Molson Coors Beverage Co., Class B Shares	22,618	1,386,257
Total Beverages		3,310,089
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	2,683	$2,813,420
Kroger Co.	33,679	2,183,073
Target Corp.	9,478	1,177,547
Walmart Inc.	49,144	4,846,090
Total Consumer Staples Distribution & Retail		11,020,130
Food Products — 1.0%
Bunge Global SA	16,347	1,212,784
Ingredion Inc.	13,818	1,804,769
Total Food Products		3,017,553
Household Products — 1.7%
Colgate-Palmolive Co.	19,461	1,774,260
Procter & Gamble Co.	20,273	3,524,258
Total Household Products		5,298,518
Tobacco — 0.7%
Altria Group Inc.	41,813	2,335,256

Total Consumer Staples		24,981,546
Energy — 2.0%
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy Inc.	8,142	1,860,936
EOG Resources Inc.	16,582	2,104,919
Exxon Mobil Corp.	11,907	1,325,606
Marathon Petroleum Corp.	8,153	1,224,418

Total Energy		6,515,879
Financials — 14.2%
Banks — 3.4%
Bank of America Corp.	17,396	801,956
Citigroup Inc.	31,747	2,538,173
JPMorgan Chase & Co.	17,193	4,550,127
Wells Fargo & Co.	40,654	3,184,021
Total Banks		11,074,277
Capital Markets — 2.7%
Affiliated Managers Group Inc.	7,894	1,348,690
Bank of New York Mellon Corp.	31,250	2,779,687
SEI Investments Co.	17,249	1,380,782
State Street Corp.	11,550	1,146,107
Virtu Financial Inc., Class A Shares	57,069	2,086,443
Total Capital Markets		8,741,709
Consumer Finance — 0.8%
SLM Corp.	34,722	1,048,257
Synchrony Financial	24,457	1,484,051
Total Consumer Finance		2,532,308
Financial Services — 5.4%
Berkshire Hathaway Inc., Class B Shares	7,905	4,061,826 *
Fidelity National Information Services Inc.	22,049	1,568,125
Mastercard Inc., Class A Shares	7,856	4,527,491
MGIC Investment Corp.	67,484	1,660,781
PayPal Holdings Inc.	27,938	1,984,995 *
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Visa Inc., Class A Shares	5,933	$2,151,959
Western Union Co.	118,581	1,284,232
Total Financial Services		17,239,409
Insurance — 1.9%
Assured Guaranty Ltd.	17,666	1,542,772
Axis Capital Holdings Ltd.	10,567	1,023,731
Old Republic International Corp.	60,985	2,348,532
Unum Group	14,662	1,206,536
Total Insurance		6,121,571

Total Financials		45,709,274
Health Care — 11.2%
Biotechnology — 5.2%
AbbVie Inc.	20,906	4,369,981
Amgen Inc.	3,763	1,159,230
Exelixis Inc.	61,146	2,365,739 *
Gilead Sciences Inc.	22,748	2,600,324
Incyte Corp.	24,303	1,786,270 *
Neurocrine Biosciences Inc.	10,871	1,290,605 *
Regeneron Pharmaceuticals Inc.	1,671	1,167,595
United Therapeutics Corp.	6,077	1,944,944 *
Total Biotechnology		16,684,688
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.	10,408	1,080,246 *
IDEXX Laboratories Inc.	3,372	1,473,935 *
Total Health Care Equipment & Supplies		2,554,181
Health Care Providers & Services — 1.4%
HCA Healthcare Inc.	3,298	1,010,177
Tenet Healthcare Corp.	14,729	1,864,544 *
UnitedHealth Group Inc.	3,236	1,536,971
Total Health Care Providers & Services		4,411,692
Health Care Technology — 0.7%
Doximity Inc., Class A Shares	32,094	2,262,627 *
Life Sciences Tools & Services — 0.5%
Medpace Holdings Inc.	5,274	1,726,286 *
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	44,927	2,678,548
Eli Lilly & Co.	3,938	3,625,441
Johnson & Johnson	13,586	2,241,961
Total Pharmaceuticals		8,545,950

Total Health Care		36,185,424
Industrials — 7.8%
Aerospace & Defense — 1.6%
General Electric Co.	15,248	3,156,031
Lockheed Martin Corp.	4,012	1,806,884
Total Aerospace & Defense		4,962,915
Building Products — 1.3%
Builders FirstSource Inc.	7,484	1,040,201 *
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Carlisle Cos. Inc.	4,146	$1,412,791
Owens Corning	11,067	1,704,761
Total Building Products		4,157,753
Construction & Engineering — 0.6%
EMCOR Group Inc.	4,868	1,990,574
Electrical Equipment — 1.0%
Acuity Brands Inc.	7,087	2,105,760
Vertiv Holdings Co., Class A Shares	12,779	1,216,178
Total Electrical Equipment		3,321,938
Ground Transportation — 0.7%
Ryder System Inc.	14,182	2,332,513
Industrial Conglomerates — 0.7%
3M Co.	15,059	2,335,952
Machinery — 0.7%
Allison Transmission Holdings Inc.	21,584	2,196,172
Passenger Airlines — 0.3%
United Airlines Holdings Inc.	10,697	1,003,486 *
Professional Services — 0.5%
Leidos Holdings Inc.	11,573	1,504,143
Trading Companies & Distributors — 0.4%
Fastenal Co.	18,466	1,398,430

Total Industrials		25,203,876
Information Technology — 29.1%
IT Services — 1.3%
DXC Technology Co.	61,057	1,121,617 *
GoDaddy Inc., Class A Shares	5,889	1,057,075 *
Twilio Inc., Class A Shares	17,633	2,114,726 *
Total IT Services		4,293,418
Semiconductors & Semiconductor Equipment — 9.3%
Applied Materials Inc.	13,586	2,147,539
Broadcom Inc.	20,950	4,178,058
Cirrus Logic Inc.	14,343	1,494,684 *
NVIDIA Corp.	155,326	19,403,324
QUALCOMM Inc.	16,168	2,541,125
Total Semiconductors & Semiconductor Equipment		29,764,730
Software — 11.6%
Adobe Inc.	5,698	2,498,915 *
AppLovin Corp., Class A Shares	7,080	2,306,240 *
DocuSign Inc.	22,257	1,851,115 *
Dropbox Inc., Class A Shares	70,745	1,837,955 *
Fair Isaac Corp.	1,029	1,941,054 *
Gen Digital Inc.	54,443	1,487,927
Microsoft Corp.	45,402	18,024,140
Palantir Technologies Inc., Class A Shares	15,026	1,276,008 *
Pegasystems Inc.	18,163	1,425,977
RingCentral Inc., Class A Shares	50,238	1,429,271 *
ServiceNow Inc.	2,171	2,018,509 *
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
Zoom Communications Inc., Class A Shares		15,473	$1,140,360 *
Total Software			37,237,471
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.		92,042	22,259,437

Total Information Technology			93,555,056
Materials — 2.2%
Chemicals — 0.8%
CF Industries Holdings Inc.		15,275	1,237,580
Scotts Miracle-Gro Co.		23,363	1,368,371
Total Chemicals			2,605,951
Metals & Mining — 0.9%
Southern Copper Corp.		11,657	1,036,657
Steel Dynamics Inc.		13,586	1,835,061
Total Metals & Mining			2,871,718
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.		15,877	1,582,461

Total Materials			7,060,130
Real Estate — 1.2%
Industrial REITs — 0.5%
First Industrial Realty Trust Inc.		25,337	1,446,236
Retail REITs — 0.7%
Simon Property Group Inc.		12,569	2,338,965

Total Real Estate			3,785,201
Utilities — 1.8%
Electric Utilities — 0.4%
NRG Energy Inc.		12,166	1,286,068
Gas Utilities — 0.7%
UGI Corp.		64,439	2,201,236
Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.		16,247	2,171,574

Total Utilities			5,658,878
Total Investments before Short-Term Investments (Cost — $228,928,802)			320,263,878
Security	Rate	Shares	Value
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,276,672)	4.260%	1,276,672	$1,276,672 (a)
Total Investments — 100.0% (Cost — $230,205,474)			321,540,550
Liabilities in Excess of Other Assets — (0.0)%††			(9,236)
Total Net Assets — 100.0%			$321,531,314

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$320,263,878	—	—	$320,263,878
Short-Term Investments†	1,276,672	—	—	1,276,672
Total Investments	$321,540,550	—	—	$321,540,550

†	See Schedule of Investments for additional detailed categorizations.

Franklin U.S. Large Cap Equity Fund 2025 Quarterly Report